Restricted Assets (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayments, deposits, and other current assets [Abstract]
After-tax profits	10.00%
Registered capital taxes	50.00%
Paid-in-capital	$ 2.3
Statutory reserve		$ 2.3
Dividend payments			$ 4.3	¥ 30